Stock-based Compensation	6 Months Ended
Jan. 23, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-based Compensation
Stock-based Compensation

Omnibus Incentive Plan

In November 2015, the Board of Directors approved the amendment and restatement of the Company’s 2010 Stock Incentive Plan, as amended in December 2012 (the "2010 Stock Incentive Plan"). The amended and restated 2010 Stock Incentive Plan (the “2016 Omnibus Incentive Plan”) was approved by the Company’s shareholders and became effective on December 10, 2015. The 2010 Stock Incentive Plan provided for granting of either Incentive Stock Options or non-qualified options to purchase shares of common stock, as well as the award of shares of restricted stock and other stock awards (including restricted stock units). The 2016 Omnibus Incentive Plan generally incorporates the provisions of the 2010 Stock Incentive Plan and includes certain changes to (i) increase the aggregate number of shares that may be issued under the plan by an additional 19.5 million shares to 70.5 million, (ii) add the ability to grant performance-based cash incentive awards, (iii) retain the ability to grant performance-based stock awards for a period of five years, and (iv) extend the term until November 2025.

As of January 23, 2016, there were approximately 22.7 million shares remaining under the 2016 Omnibus Incentive Plan available for future grants. The Company issues new shares of common stock when stock option awards are exercised and restricted stock units vest.

Impact on Results

A summary of the total compensation expense and associated income tax benefit recognized related to stock-based compensation arrangements is as follows:

	Three Months Ended		Six Months Ended
	January 23, 2016	January 24, 2015	January 23, 2016	January 24, 2015
	(millions)
Compensation expense	$7.5	$0.4	$12.3	$7.2
Income tax benefit	$(2.9)	$(0.1)	$(4.7)	$(2.7)

Stock Options

The Company’s weighted-average assumptions used to estimate the fair value of stock options granted during the periods presented were as follows:

	Six Months Ended
	January 23, 2016	January 24, 2015
Expected term (years)	3.0	3.9
Expected volatility	35.3%	38.9%
Risk-free interest rate	1.5%	1.8%
Expected dividend yield	—%	—%
Weighted-average grant date fair value	$4.25	$4.97

A summary of the stock option activity under all plans during the six months ended January 23, 2016 is as follows:

	Number of Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Terms	Aggregate Intrinsic Value (a)
	(thousands)		(years)	(millions)
Options outstanding – July 25, 2015	14,103.9	$14.13	5.1	$17.3
Granted	3,360.5	13.21
Exercised	(1,249.9)	6.95
Canceled/Forfeited	(547.2)	15.85
Options outstanding – January 23, 2016	15,667.3	$14.45	5.3	$0.2

Options vested and expected to vest at January 23, 2016 (b)	15,229.3	$14.43	5.2	$0.2
Options exercisable at January 23, 2016	8,691.6	$14.01	4.7	$0.2
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(a)	The intrinsic value is the amount by which the market price at the end of the period of the underlying share of stock exceeds the exercise price of the stock option.

(b)	The number of options expected to vest takes into consideration estimated expected forfeitures.

As of January 23, 2016, there was $29.9 million of total unrecognized compensation cost related to non-vested options, which is expected to be recognized over a remaining weighted-average vesting period of 2.4 years. The total intrinsic value of options exercised during the six months ended January 23, 2016 was approximately $7.1 million and during the six months ended January 24, 2015 was approximately $3.0 million. Of these amounts, $0.1 million was exercised during the three months ended January 23, 2016 and $1.0 million was exercised during the three months ended January 24, 2015. The total grant date fair value of options that vested during the six months ended January 23, 2016 was approximately $13.2 million and during the six months ended January 24, 2015 was approximately $13.7 million. Of these amounts, $0.5 million was vested during the three months ended January 23, 2016 and $0.4 million was vested during the three months ended January 24, 2015.

Restricted Equity Awards

A summary of restricted equity awards activity during the six months ended January 23, 2016 is as follows:

	Service-based Restricted Equity Awards		Performance-based Restricted Equity Awards		Market-based Restricted Equity Awards
	Number of Shares	Weighted- Average Grant Date Fair Value Per Share	Number of Shares	Weighted- Average Grant Date Fair Value Per Share	Number of Shares	Weighted- Average Grant Date Fair Value Per Share
	(thousands)		(thousands)		(thousands)
Nonvested at July 25, 2015	1,101.9	$16.13	449.1	$17.20	184.8	$16.84
Granted	1,647.8	13.14	—	—	—	—
Vested	(328.7)	15.69	—	—	—	—
Cancelled/Forfeited	(45.7)	14.66	(449.1)	17.20	(184.8)	16.84
Nonvested at January 23, 2016	2,375.3	$14.15	—	$—	—	$—

 As of January 23, 2016, there was $23.2 million of total unrecognized compensation related to the service-based Restricted Equity Awards, which is expected to be recognized over a remaining weighted-average vesting period of 3.2 years.

In the first quarter of Fiscal 2016, the Compensation Committee of the Board of Directors (the "Compensation Committee") approved the cancellation of the Company's performance-based and market-based restricted equity awards. As a result, the previously unrecognized expense related to the market-based restricted equity awards was expensed in the first quarter of Fiscal 2016. In addition, the previously accrued expense related to the performance-based restricted equity awards was derecognized during the first quarter of Fiscal 2016. Such amounts were de minimis and have been included within Selling, general and administrative expenses in the accompanying condensed consolidated financial statements.

Cash-Settled Long-Term Incentive Plan Awards ("Cash-Settled LTIP Awards")

In the first quarter of Fiscal 2016, the Compensation Committee approved the cancellation of the Company's Cash-Settled LTIP Awards. As a result, an aggregate of approximately 1.3 million awards were canceled and previously accrued liabilities of $1.7 million were derecognized and recorded as a reduction of Selling, general and administrative expenses in the accompanying condensed consolidated financial statements.